Document and Entity Information	Mar. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2022
Entity Registrant Name	Histogen Inc.
Entity Central Index Key	0001383701
Entity Emerging Growth Company	false
Entity File Number	001-36003
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3183915
Entity Address, Address Line One	10655 Sorrento Valley Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	526-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	HSTO
Security Exchange Name	NASDAQ